Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)		$ (2,379)	$ 2,194	$ (2,669)
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		(8)	5	(3)
Change in the Fair Value of Equity Instruments at FVOCI	[1]		12	1
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(44)	(228)	397
Total Other Comprehensive Income (Loss), Net of Tax		(52)	(211)	395
Comprehensive Income (Loss)		$ (2,431)	$ 1,983	$ (2,274)

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).